Note 15 - Commitments and Contingencies - Lease Commitments (Details) $ in Thousands	Mar. 31, 2017 USD ($)
Lease commitments, total	$ 568
Lease commitments, less than 1 year	64
Lease commitments, 1-2 years	213
Lease commitments, thereafter	$ 291